LOANS RECEIVABLE (Summary of Group’s loans Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Total Loans receivable	$ 62,510	$ 325,995
Individually assessed	541	577
Collectively assessed	3,195	3,079
Loans receivable, net	62,510	325,995
Loans receivable, net, current	41,966	266,990
Loans receivable, non-current	16,808	55,349
Consumer Portfolio Segment [Member]
Total Loans receivable	62,510	325,995
Individually assessed
Collectively assessed	3,195	3,079
Loans receivable, net	$ 62,510	$ 325,995